Noncontrolling Interests (Details) - Schedule of noncontrolling interests of MPS - MPS [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)
Noncontrolling Interests (Details) - Schedule of noncontrolling interests of MPS [Line Items]
Balances beginning	$ 60,571
Transferred from liabilities	18,841	[1]
Accrual for performance guarantee compensation	1,168
Net loss attributable to noncontrolling interests shareholders	(1,016)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	1,874
Reclassification to redeemable noncontrolling interests	(81,438)	[2]
Balances ending

[1]	The transfer is due to one of the exiting Investors subsequently in February 2018 decided to redeem only half of his holding.
[2]	The reclassification is due to the substantial redemption right granted to the exiting Investors, thus the noncontrolling interests shall be accounted for redeemable noncontrolling interests when the change occurred in 2018.